ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Cash Flows) (Details) - Domestic [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from (used in) operating activities	$ (61,480)	$ 113,176	$ 211,049
Net cash generated from (used in) investing activities	(8,913)	(113,148)	14,427
Net cash (used in) generated from financing activities	$ 95,078	$ (106,688)	$ (117,616)